Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Managed International Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Information Technology – 16.8%
Electronic Equipment, Instruments & Components – 2.2%
Flex Ltd.(a)	406,880	$4,170,520
Halma PLC	442,530	12,607,768
Keyence Corp.	57,000	23,886,508
Murata Manufacturing Co., Ltd.	179,300	10,569,462
Zhen Ding Technology Holding Ltd.	2,061,000	9,044,659

		60,278,917

IT Services – 2.8%
Adyen NV(a) (b)	9,160	13,332,322
Amadeus IT Group SA - Class A	93,710	4,919,972
Atos SE(a)	216,830	18,589,502
Capgemini SE	149,125	17,209,240
GMO Payment Gateway, Inc.	66,100	6,913,628
Otsuka Corp.	149,000	7,869,534
Pagseguro Digital Ltd.(a)	138,260	4,886,109

		73,720,307

Semiconductors & Semiconductor Equipment – 5.2%
ASML Holding NV	67,605	24,730,777
Infineon Technologies AG	587,730	13,771,795
NXP Semiconductors NV	194,967	22,234,037
Realtek Semiconductor Corp.	1,326,000	13,515,282
SCREEN Holdings Co., Ltd.	316,400	14,864,837
SK Hynix, Inc.	258,770	18,475,781
STMicroelectronics NV	488,260	13,309,120
Taiwan Semiconductor Manufacturing Co., Ltd.	1,830,000	19,543,507

		140,445,136

Software – 5.2%
Avast PLC(b)	4,197,820	27,436,375
Check Point Software Technologies Ltd.(a)	90,140	9,683,740
Constellation Software, Inc./Canada	15,282	17,255,175
Dassault Systemes SE	73,920	12,831,985
Nice Ltd.(a)	57,519	10,842,453
Open Text Corp.	312,697	13,278,567
Oracle Corp. Japan	150,700	17,874,919
SAP SE	108,271	15,135,137
TeamViewer AG(a) (b)	111,018	6,061,814
Temenos AG	62,733	9,750,208

		140,150,373

Technology Hardware, Storage & Peripherals – 1.4%
Logitech International SA	56,320	3,690,613
Samsung Electronics Co., Ltd.	735,150	32,543,350

		36,233,963

		450,828,696

Industrials – 13.9%
Aerospace & Defense – 1.7%
Airbus SE(a)	235,533	16,876,832
BAE Systems PLC	852,940	5,100,121
MTU Aero Engines AG	63,740	11,097,166
Saab AB - Class B(a)	509,410	12,803,671

		45,877,790

Company	Shares	U.S. $ Value

Air Freight & Logistics – 1.1%
Kuehne & Nagel International AG(a)	37,190	$6,194,685
SG Holdings Co., Ltd.	686,300	22,396,453

		28,591,138

Airlines – 0.4%
Wizz Air Holdings PLC(a) (b)	260,480	10,762,265

Building Products – 0.5%
Kingspan Group PLC	193,680	12,503,261

Commercial Services & Supplies – 0.7%
Secom Co., Ltd.	93,900	8,239,038
TOMRA Systems ASA	252,540	9,328,414

		17,567,452

Electrical Equipment – 2.1%
Fuji Electric Co., Ltd.	639,900	17,612,569
Nidec Corp.	170,400	11,479,636
Schneider Electric SE	138,090	15,360,663
Vestas Wind Systems A/S	126,520	12,955,997

		57,408,865

Machinery – 2.3%
Alstom SA	504,686	23,518,812
KION Group AG	140,836	8,671,246
SMC Corp./Japan	23,900	12,282,709
Weichai Power Co., Ltd. - Class H	5,611,000	10,571,847
Xylem, Inc./NY	90,990	5,910,710

		60,955,324

Professional Services – 3.4%
Experian PLC	251,970	8,843,858
Intertek Group PLC	61,530	4,144,110
Intertrust NV	292,090	4,974,951
Meitec Corp.	149,000	7,208,789
Recruit Holdings Co., Ltd.	581,700	20,004,762
RELX PLC (London)	829,200	19,192,466
UT Group Co., Ltd.(a)	504,600	11,611,501
Wolters Kluwer NV	205,330	16,037,441

		92,017,878

Trading Companies & Distributors – 1.7%
AerCap Holdings NV(a)	676,124	20,824,619
Ashtead Group PLC	768,927	25,938,257

		46,762,876

		372,446,849

Financials – 12.9%
Banks – 5.6%
Bank Hapoalim BM	1,728,280	10,331,925
Bank Leumi Le-Israel BM	3,267,050	16,426,443

Company	Shares	U.S. $ Value

Bank of Ireland Group PLC(a)	5,556,772	$11,449,837
DBS Group Holdings Ltd.	593,900	8,936,307
Erste Group Bank AG(a)	1,006,658	23,774,966
Hang Seng Bank Ltd.	226,800	3,819,825
HDFC Bank Ltd.	637,668	8,967,801
KBC Group NV	409,440	23,522,815
Mediobanca Banca di Credito Finanziario SpA	1,824,760	13,177,119
Oversea-Chinese Banking Corp., Ltd.	949,689	6,189,870
Royal Bank of Canada	118,580	8,045,377
Svenska Handelsbanken AB - Class A(a)	1,228,830	11,668,131
Westpac Banking Corp.	272,220	3,411,837

		149,722,253

Capital Markets – 3.4%
Credit Suisse Group AG	1,636,964	17,032,392
Euronext NV(b)	36,180	3,641,668
London Stock Exchange Group PLC	160,030	16,642,346
Partners Group Holding AG	45,353	41,302,650
Singapore Exchange Ltd.	1,358,000	8,171,982
St. James’s Place PLC	358,423	4,214,504

		91,005,542

Consumer Finance – 0.0%
Isracard Ltd.	0	1

Diversified Financial Services – 0.4%
ORIX Corp.	879,500	10,920,973

Insurance – 3.5%
Admiral Group PLC	355,160	10,071,967
AIA Group Ltd.	1,867,600	17,476,255
Allianz SE	116,800	23,867,176
Prudential PLC	388,226	5,849,813
Sampo Oyj - Class A	248,320	8,559,534
Suncorp Group Ltd.	2,869,330	18,438,028
Swiss Re AG	53,050	4,113,206
Zurich Insurance Group AG	19,750	6,998,024

		95,374,003

		347,022,772

Consumer Staples – 12.5%
Beverages – 1.5%
Budweiser Brewing Co. APAC Ltd.(b)	1,499,200	4,388,807
Coca-Cola Bottlers Japan Holdings, Inc.	450,000	8,161,427
Coca-Cola European Partners PLC	533,560	20,147,226
Treasury Wine Estates Ltd.	908,632	6,611,092

		39,308,552

Food & Staples Retailing – 1.9%
Koninklijke Ahold Delhaize NV	1,288,780	35,124,481
Tesco PLC	5,893,100	16,575,303

		51,699,784

Food Products – 5.3%
Calbee, Inc.	322,700	8,919,312
Danone SA	126,510	8,781,456
Kerry Group PLC - Class A	136,591	16,968,320

Company	Shares	U.S. $ Value

Morinaga & Co., Ltd./Japan	315,300	$12,244,058
Nestle SA	311,449	34,530,545
Nichirei Corp.	446,700	13,016,700
Salmar ASA(a)	603,270	28,899,905
WH Group Ltd.(b)	22,413,500	19,369,608

		142,729,904

Household Products – 1.0%
Essity AB - Class B(a)	312,630	10,135,899
Reckitt Benckiser Group PLC	69,178	6,364,266
Unicharm Corp.	240,500	9,863,502

		26,363,667

Personal Products – 0.8%
Kose Corp.	49,400	5,979,725
Unilever PLC	260,810	14,068,373

		20,048,098

Tobacco – 2.0%
British American Tobacco PLC	792,151	30,381,224
Philip Morris International, Inc.	154,140	10,799,049
Swedish Match AB	177,540	12,526,450

		53,706,723

		333,856,728

Health Care – 11.1%
Biotechnology – 0.7%
Abcam PLC	355,050	5,864,436
Genmab A/S(a)	38,087	12,842,669

		18,707,105

Health Care Equipment & Supplies – 1.5%
Alcon, Inc.(a)	102,800	5,906,809
ConvaTec Group PLC(b)	5,444,851	13,149,832
Koninklijke Philips NV(a)	346,430	16,160,163
STERIS PLC	39,820	6,109,981

		41,326,785

Health Care Providers & Services – 0.5%
Apollo Hospitals Enterprise Ltd.	480,561	8,625,386
Galenica AG(b)	79,500	5,699,773
NMC Health PLC(a) (c) (d)	376,352	0

		14,325,159

Life Sciences Tools & Services – 2.6%
Bio-Rad Laboratories, Inc. - Class A(a)	16,390	7,399,921
Eurofins Scientific SE(a)	15,529	9,794,672
Gerresheimer AG	185,320	17,126,422
ICON PLC(a)	39,840	6,711,446
Lonza Group AG	21,899	11,599,840
Tecan Group AG	44,610	15,810,206

		68,442,507

Company	Shares	U.S. $ Value

Pharmaceuticals – 5.8%
Astellas Pharma, Inc.	732,200	$12,227,418
GlaxoSmithKline PLC	1,678,080	33,896,689
Novo Nordisk A/S - Class B	460,920	30,027,893
Roche Holding AG	208,049	72,078,479
Sanofi	63,160	6,441,345

		154,671,824

		297,473,380

Consumer Discretionary – 9.1%
Auto Components – 1.5%
Aptiv PLC	98,558	7,679,639
Faurecia SE(a)	526,110	20,670,115
NGK Spark Plug Co., Ltd.	836,700	12,025,799

		40,375,553

Automobiles – 1.3%
Peugeot SA(a)	1,371,462	22,490,768
Subaru Corp.	622,900	13,043,320

		35,534,088

Hotels, Restaurants & Leisure – 1.8%
Aristocrat Leisure Ltd.	570,390	10,213,687
Compass Group PLC	745,884	10,262,215
GVC Holdings PLC	2,285,280	20,946,655
Yum China Holdings, Inc.	118,564	5,699,371

		47,121,928

Internet & Direct Marketing Retail – 1.0%
Alibaba Group Holding Ltd.(a)	401,020	10,821,038
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	45,498	9,813,919
Moneysupermarket.com Group PLC	1,597,450	6,408,006

		27,042,963

Leisure Products – 0.3%
Bandai Namco Holdings, Inc.	168,100	8,848,456

Multiline Retail – 1.0%
B&M European Value Retail SA	2,038,994	10,036,754
Next PLC	249,540	15,108,394

		25,145,148

Specialty Retail – 0.2%
Hikari Tsushin, Inc.	25,000	5,716,205

Textiles, Apparel & Luxury Goods – 2.0%
adidas AG(a)	26,810	7,068,497
LVMH Moet Hennessy Louis Vuitton SE	17,623	7,780,465
NIKE, Inc. - Class B	77,330	7,582,207
Pandora A/S	278,100	15,188,285
Puma SE(a)	113,990	8,838,201
Shenzhou International Group Holdings Ltd.	672,000	8,169,644

		54,627,299

		244,411,640

Company	Shares	U.S. $ Value

Communication Services – 5.7%
Diversified Telecommunication Services – 2.9%
Cellnex Telecom SA(b)	318,136	$19,431,027
HKT Trust & HKT Ltd. - Class SS	6,000,000	8,804,808
Nippon Telegraph & Telephone Corp.	1,150,800	26,812,991
Orange SA	1,430,830	17,109,800
TELUS Corp.	272,900	4,577,146

		76,735,772

Entertainment – 0.9%
Nintendo Co., Ltd.	53,700	24,007,583

Interactive Media & Services – 1.5%
Auto Trader Group PLC	1,602,590	10,434,069
Kakaku.com, Inc.	301,800	7,688,125
Tencent Holdings Ltd.	364,000	23,324,344

		41,446,538

Media – 0.4%
Cogeco Communications, Inc.	101,860	7,338,632
Informa PLC	532,010	3,075,945

		10,414,577

		152,604,470

Materials – 5.2%
Chemicals – 3.0%
Air Water, Inc.	728,700	10,295,757
Chr Hansen Holding A/S	166,090	17,131,427
Evonik Industries AG	582,340	14,832,198
Koninklijke DSM NV	82,780	11,491,349
Sika AG	51,640	9,954,762
Tosoh Corp.	1,309,700	17,991,218

		81,696,711

Containers & Packaging – 0.4%
Huhtamaki Oyj(a)	242,450	9,591,525

Metals & Mining – 1.8%
Agnico Eagle Mines Ltd.	186,740	11,957,357
BlueScope Steel Ltd.	1,961,243	16,156,416
First Quantum Minerals Ltd.	1,030,390	8,212,154
Northern Star Resources Ltd.	1,235,920	11,655,972

		47,981,899

		139,270,135

Utilities – 3.3%
Electric Utilities – 3.0%
EDP - Energias de Portugal SA	7,410,612	35,372,768
Enel SpA	4,056,590	35,083,181
Orsted A/S(b)	79,080	9,125,945

		79,581,894

Gas Utilities – 0.3%
Tokyo Gas Co., Ltd.	351,400	8,414,132

		87,996,026

Company	Shares	U.S. $ Value

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
ENEOS Holdings, Inc.	4,986,200	$17,773,625
Neste Oyj	296,480	11,644,565
Repsol SA	1,871,751	16,538,736
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	1,346,420	22,040,025
Royal Dutch Shell PLC - Class A	143,290	2,294,254
Royal Dutch Shell PLC - Class B	485,225	7,356,155

		77,647,360

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Merlin Properties Socimi SA	692,030	5,766,857
Nippon Building Fund, Inc.	1,561	8,890,157
Nippon Prologis REIT, Inc.	3,824	11,619,734
Vicinity Centres	17,631,947	17,672,587

		43,949,335

Real Estate Management & Development – 1.0%
Aroundtown SA(a)	2,687,640	15,405,025
Vonovia SE	171,010	10,452,650

		25,857,675

		69,807,010

Total Common Stocks (cost $2,344,019,906)		2,573,365,066

RIGHTS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Repsol SA, expiring 07/06/2020(a) (cost $1,041,954)	1,871,751	911,192

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(e) (f) (g) (cost $70,437,699)	70,437,699	70,437,699

Total Investments – 98.6% (cost $2,415,499,559)(h)		2,644,713,957
Other assets less liabilities – 1.4%		36,948,186

Net Assets – 100.0%		$2,681,662,143

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	576	September 2020	$51,217,920	$127,043

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	1,536,814	USD	19,575	07/23/2020	$(723,133)
Barclays Bank PLC	USD	9,625	INR	734,141	07/23/2020	71,162
Barclays Bank PLC	USD	11,326	KRW	13,560,680	08/13/2020	(19,186)
Barclays Bank PLC	TWD	165,696	USD	5,647	08/20/2020	(29,629)
Barclays Bank PLC	GBP	8,308	USD	10,303	09/14/2020	4,517
Barclays Bank PLC	GBP	12,973	USD	15,877	09/14/2020	(204,968)
Barclays Bank PLC	JPY	2,620,196	USD	24,391	09/14/2020	101,109
Barclays Bank PLC	NOK	100,501	USD	10,829	09/14/2020	384,955
Barclays Bank PLC	USD	12,061	AUD	18,310	09/14/2020	577,956
Barclays Bank PLC	USD	156,972	JPY	16,826,327	09/14/2020	(984,415)
BNP Paribas SA	INR	263,573	USD	3,425	07/23/2020	(55,962)
BNP Paribas SA	USD	7,435	AUD	10,881	09/14/2020	76,125
Citibank, NA	KRW	60,824,215	USD	49,726	08/13/2020	(988,792)
Citibank, NA	CNY	438,231	USD	61,810	09/14/2020	53,063
Citibank, NA	EUR	25,385	USD	28,110	09/14/2020	(456,808)
Citibank, NA	HKD	84,906	USD	10,946	09/14/2020	(4,409)
Citibank, NA	USD	90,387	AUD	129,124	09/14/2020	(1,255,967)
Citibank, NA	USD	49,036	EUR	44,639	09/14/2020	1,197,723
Citibank, NA	USD	43,916	EUR	38,743	09/14/2020	(317,425)
Citibank, NA	USD	12,214	JPY	1,309,665	09/14/2020	(73,306)
Citibank, NA	USD	21,684	SEK	199,493	09/14/2020	(255,823)
Credit Suisse International	AUD	18,983	USD	13,028	09/14/2020	(75,897)
Credit Suisse International	NOK	122,895	USD	13,166	09/14/2020	394,713
Credit Suisse International	USD	10,760	SEK	99,136	09/14/2020	(110,991)
Goldman Sachs Bank USA	ILS	114,634	USD	33,432	09/14/2020	273,357
Goldman Sachs Bank USA	USD	18,918	GBP	15,339	09/14/2020	96,786
Goldman Sachs Bank USA	USD	29,230	JPY	3,119,925	09/14/2020	(306,899)
Goldman Sachs Bank USA	USD	9,327	SGD	12,904	09/14/2020	(65,629)
HSBC Bank USA	CAD	9,466	USD	6,748	09/14/2020	(225,903)
HSBC Bank USA	USD	9,263	JPY	997,449	09/14/2020	(16,307)
JPMorgan Chase Bank, NA	USD	12,799	EUR	11,392	09/14/2020	20,909
JPMorgan Chase Bank, NA	USD	5,607	NZD	8,584	09/14/2020	(68,072)
Morgan Stanley Capital Services, Inc.	TWD	997,691	USD	33,802	08/20/2020	(378,851)
Morgan Stanley Capital Services, Inc.	EUR	28,417	USD	30,885	09/14/2020	(1,093,679)
Morgan Stanley Capital Services, Inc.	USD	8,922	EUR	7,896	09/14/2020	(36,896)
Natwest Markets PLC	CHF	6,428	USD	6,790	09/14/2020	(9,832)
Natwest Markets PLC	EUR	8,211	USD	9,317	09/14/2020	77,213
Natwest Markets PLC	EUR	8,516	USD	9,569	09/14/2020	(14,592)
Natwest Markets PLC	GBP	5,515	USD	6,952	09/14/2020	115,404
Natwest Markets PLC	JPY	839,440	USD	7,860	09/14/2020	78,422
Natwest Markets PLC	USD	19,588	CHF	18,762	09/14/2020	258,123
Natwest Markets PLC	USD	19,285	EUR	17,617	09/14/2020	540,378
State Street Bank & Trust Co.	EUR	13,873	USD	15,737	09/14/2020	125,669
State Street Bank & Trust Co.	HKD	51,857	USD	6,680	09/14/2020	(8,457)
UBS AG	CAD	66,761	USD	49,854	09/14/2020	671,166
UBS AG	USD	3,652	CHF	3,442	09/14/2020	(10,661)
UBS AG	USD	8,020	JPY	874,398	09/14/2020	86,243
UBS AG	USD	9,332	JPY	1,003,030	09/14/2020	(33,936)

						$ (2,621,432)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $132,399,436 or 4.9% of net assets.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $469,915,820 and gross unrealized depreciation of investments was $(243,195,811), resulting in net unrealized appreciation of $226,720,009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

16.9%	Japan
14.7%	United Kingdom
9.6%	Switzerland
8.0%	France
5.7%	Germany
5.6%	Netherlands
3.7%	Denmark
3.2%	Australia
2.7%	China
2.7%	Canada
2.6%	Ireland
1.9%	South Korea
1.9%	United States
18.1%	Other
2.7%	Short- Term Investments

100.0%	Total Investments

1

All data are as of June 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Brazil, Finland, Hong Kong, India, Israel, Italy, Norway, Portugal, Singapore, Spain, Sweden, Taiwan and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$90,902,284	$359,926,412		$—	$450,828,696
Industrials	47,747,721	324,699,128		—	372,446,849
Financials	8,045,377	338,977,395		—	347,022,772
Consumer Staples	30,946,275	302,910,453		—	333,856,728
Health Care	42,245,947	255,227,433		—	297,473,380
Consumer Discretionary	30,775,136	213,636,504		—	244,411,640
Communication Services	11,915,778	140,688,692		—	152,604,470
Materials	20,169,511	119,100,624		—	139,270,135
Utilities	9,125,945	78,870,081		—	87,996,026
Energy	—	77,647,360		—	77,647,360
Real Estate	—	69,807,010		—	69,807,010
Rights	911,192	—		—	911,192
Short-Term Investments	70,437,699	—		—	70,437,699

Total Investments in Securities	363,222,865	2,281,491,092	(a)	—	2,644,713,957
Other Financial Instruments(b):
Assets:
Futures	127,043	—		—	127,043
Forward Currency Exchange Contracts	—	5,204,993		—	5,204,993
Liabilities:
Forward Currency Exchange Contracts	—	(7,826,425)		—	(7,826,425)

Total	$363,349,908	$2,278,869,660		$—	$2,642,219,568

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$48,727	$463,322	$441,611	$70,438	$659